UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21894

Cohen & Steers Emerging Markets Real Estate Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2012

Item 1. Schedule of Investments

COHEN & STEERS EMERGING MARKETS REAL ESTATE FUND, INC.

SCHEDULE OF INVESTMENTS

January 31, 2012 (Unaudited)

	Number of Shares	Value

COMMON STOCK 100.6%
AUSTRALIA 0.0%
DIVERSIFIED
BGP Holdings PLC (EUR)(a),(b),(c)	4,044,867	$0

BRAZIL 43.1%
HOTEL 0.6%
BHG SA - Brazil Hospitality Group(c)	29,357	268,837

OFFICE 4.8%
BR Properties SA	195,596	2,132,614

RESIDENTIAL 26.8%
Brookfield Incorporacoes SA(c)	474,936	1,669,017
Ez Tec Empreendimentos e Participacoes SA	61,895	628,444
MRV Engenharia e Participacoes SA	518,297	3,989,867
PDG Realty SA Empreendimentos e Participacoes	1,092,565	4,427,290
Rossi Residencial SA	231,621	1,251,432
		11,966,050

RETAIL 10.9%
Aliansce Shopping Centers SA	116,575	974,127
BR Malls Participacoes SA	313,920	3,426,313
Multiplan Empreendimentos Imobiliarios SA	21,324	488,187
		4,888,627
TOTAL BRAZIL		19,256,128

CHILE 1.0%
RETAIL
Parque Arauco SA	238,588	423,698

CHINA 5.5%
DIVERSIFIED 1.5%
Guangzhou R&F Properties Co., Ltd. Class H (HKD)	708,800	694,606

RESIDENTIAL 4.0%
China Vanke Co., Ltd. (HKD)	1,624,869	1,776,706
TOTAL CHINA		2,471,312

	Number of Shares	Value
HONG KONG 3.8%
DIVERSIFIED 0.4%
Agile Property Holdings Ltd.	152,000	$169,536
RESIDENTIAL 3.4%
China Overseas Land & Investment Ltd.	236,000	438,812
Country Garden Holdings Co.	939,000	405,613
Poly Hong Kong Investments Ltd.	1,338,000	667,680
		1,512,105
TOTAL HONG KONG		1,681,641
INDIA 4.1%
DIVERSIFIED 2.6%
DLF Ltd.	266,452	1,170,729
RETAIL 1.5%
Phoenix Mills Ltd.	186,179	670,237
TOTAL INDIA		1,840,966
INDONESIA 7.9%
DIVERSIFIED 1.6%
Agung Podomoro Land(c)	20,292,000	711,010
RESIDENTIAL 5.0%
Alam Sutera Realty Tbk PT	10,555,500	569,457
Summarecon Agung Tbk PT	12,426,501	1,658,709
		2,228,166
RETAIL 1.3%
Ciputra Development Tbk PT	8,992,000	570,127
TOTAL INDONESIA		3,509,303
MALAYSIA 4.5%
DIVERSIFIED 1.4%
SP Setia Berhad	496,400	644,569
RESIDENTIAL 1.4%
IJM Land Bhd	881,900	634,899

	Number of Shares	Value
RETAIL 1.7%
CapitaMalls Malaysia Trust	1,531,600	$750,192
TOTAL MALAYSIA		2,029,660
MEXICO 0.9%
RESIDENTIAL
Urbi Desarrollos Urbanos SAB de CV(c)	277,649	395,999
PHILIPPINES 8.9%
DIVERSIFIED 3.6%
Ayala Land	3,933,791	1,619,931
RESIDENTIAL 1.1%
Filinvest Land	17,501,677	473,404
RETAIL 4.2%
SM Prime Holdings	4,899,751	1,873,754
TOTAL PHILIPPINES		3,967,089
SOUTH AFRICA 14.2%
DIVERSIFIED 11.1%
Fountainhead Property Trust	474,393	424,589
Growthpoint Properties Ltd.	1,355,410	3,448,704
Redefine Properties Ltd.	889,027	867,304
Vukile Property Fund Ltd.	110,928	217,712
		4,958,309
RETAIL 3.1%
Resilient Property Income Fund Ltd.	281,617	1,357,477
TOTAL SOUTH AFRICA		6,315,786
THAILAND 6.7%
RESIDENTIAL 3.7%
LPN Development PCL	1,830,900	822,943
Supalai PCL	1,802,900	822,017
		1,644,960
RETAIL 3.0%
Central Pattana PCL	1,058,500	1,343,448

		Value

TOTAL THAILAND		$2,988,408

TOTAL INVESTMENTS (Identified cost—$44,693,749)	100.6%	44,879,990

LIABILITIES IN EXCESS OF OTHER ASSETS	(0.6)	(246,786)

NET ASSETS	100.0%	$44,633,204

Glossary of Portfolio Abbreviations

EUR	Euro Currency
HKD	Hong Kong Dollar

Note: Percentages indicated are based on the net assets of the Fund.

(a) Fair valued security. This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors. Aggregate fair value securities represent 0.0% of the net assets of the Fund.

(b) Illiquid security. Aggregate holdings equal 0.0% of net assets of the Fund.

(c) Non-income producing security.

COHEN & STEERS EMERGING MARKETS REAL ESTATE FUND, INC.

January 31, 2012

Sector Breakdown

(Based on Total Investments)

(Unaudited)

Sector Summary	% of Total Investments
Residential	46.0%
Retail	26.5%
Diversified	22.2%
Office	4.7%
Hotel	0.6%
100.0%

Cohen & Steers Emerging Markets Real Estate Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day or, if no asked price is available, at the bid price.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the advisor) to be over-the-counter, are valued at the official closing prices as reported by sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day, or if no asked price is available, at the bid price.

Securities for which market prices are unavailable will be valued at fair value pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing

Cohen & Steers Emerging Markets Real Estate Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

net asset value.

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2012 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices In Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3) *
Common Stock	$44,879,990	$44,879,990	—	—

* BGP Holdings PLC was acquired via a spinoff and has been fair valued at zero pursuant to the Fund’s fair value procedures and classified as a Level 3 security. Its likelihood of having value in the future is remote.

Note 2. Income Tax Information

As of January 31, 2012, the federal tax cost and net unrealized appreciation on securities were as follows:

Cost for federal income tax purposes	$44,693,749
Gross unrealized appreciation	$3,362,551
Gross unrealized depreciation	(3,176,310)
Net unrealized appreciation	$186,241

Cohen & Steers Emerging Markets Real Estate Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Note 3. New Accounting Pronouncement

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011-04, “Fair Value Measurements and Disclosures (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs” (“ASU 2011-04”).  ASU 2011-04 clarifies the application of existing fair value measurement requirements, changes certain principles related to measuring fair value, and requires additional disclosures about fair value measurements.

Required disclosures are expanded under the new guidance, especially for fair value measurements that are categorized within Level 3 of the fair value hierarchy, for which quantitative information about the unobservable inputs used, and a narrative description of the valuation processes in place and sensitivity of recurring Level 3 measurements to changes in unobservable inputs will be required.

Management is currently evaluating the impact the adoption of this pronouncement will have on the Fund’s financial statements. ASU 2011-04 is effective for fiscal years and interim periods beginning after December 15, 2011.

Item 2. Controls and Procedures

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                  Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS EMERGING MARKETS REAL ESTATE FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: March 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal Executive Officer		Title: Treasurer and Principal Financial Officer

Date: March 30, 2012